UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-05796

FFTW FUNDS, INC.
(Exact name of registrant as specified in charter)

200 Park Avenue, New York, NY 10166
(Address of principal executive offices)
(Zip code)

Philippe J. Lespinard
200 Park Avenue
New York, NY 10166
(Name and address of agent for service)


Registrant's telephone number, including area code:
(212)681-3000


Date of fiscal year end: December 31, 2006

Date of reporting period: 07/01/05 - 06/30/06

Item 1. Proxy Voting Record.

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2006 through June 30, 2007.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
FFTW FUNDS, INC.

By (Signature and Title)*

/s/ Philippe J. Lespinard
President and Chief Executive Officer
Philippe J. Lespinard, President and Chief Executive Officer


Date
August 31, 2007
  *Print the name and title of each signing officer under his or her signature.